Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

October 8, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 360 to the Trust’s registration statement on Form N-1A (“PEA No. 360”). The purpose of PEA No. 360 is to register the INQQ The India Internet & Ecommerce ETF as a new series of the Trust.

Except for a focus on Indian companies rather than emerging and frontier market companies generally, the principal investment strategy disclosure in PEA No. 360 is substantially the same as such disclosure contained in Post-Effective Amendment No. 356 to the Trust’s registration statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on September 23, 2021 and reviewed by the staff. Therefore, the Trust respectfully requests selective review of PEA No. 360 focusing on those aspects of the principal investment strategy that relate to investment in Indian companies rather than emerging and frontier market companies generally.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001